TAXES BASED ON INCOME (Details 4) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
TAXES BASED ON INCOME
Effective tax rate (as a percent)	32.70%	33.70%	33.50%
Discrete tax benefits impacting the effective tax rate related to retroactive reinstatement of the federal research and development tax credit	$ 11,000,000
Net expense on changes in certain tax reserves and valuation allowances	18,800,000
Benefits from favorable tax rates associated with certain earnings from the entity's operations in lower-tax jurisdictions throughout the world	11,200,000
Expense for accrual of U.S. taxes on certain foreign earnings expected to be repatriated during 2013	12,100,000	11,200,000	0
Benefit from release of a valuation allowance on certain state tax credits		6,200,000
Impact on the effective tax rate by the expiration of federal research and development tax credit in prior year		5,000,000
Increase in valuation allowance	(4,300,000)	(23,600,000)	7,000,000
Income tax expense from the settlement of foreign tax audit			2,800,000
Undistributed earnings of foreign subsidiaries considered indefinitely reinvested in foreign operations	$ 2,100,000,000